Contingent Liabilities for Payable for Asset Acquisition (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Jul. 22, 2020 CNY (¥) shares	Jul. 22, 2020 USD ($) shares	May 31, 2021 $ / shares shares	Sep. 30, 2024 CNY (¥) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Contingent Liabilities for Payable for Asset Acquisition [Line Items]
Shares payable on instalments, percentage										30.00%	40.00%	30.00%
Cash consideration payable						¥ 165,808		$ 23,200
Contingent liabilities | ¥						495,039
Ordinary shares redeemable (in Shares)					2,086,074,900
Contingent liabilities						162,808		$ 23,200	¥ 169,267
Great Alliance Coliving Limited. and Beautiful House [Member]
Contingent Liabilities for Payable for Asset Acquisition [Line Items]
Acquire assets			72,000	72,000
Assumed liabilities | ¥						349,665
Share issued (in Shares)					18,637,585,000
Cash payment	¥ 39,498	$ 5,800
Share consideration | ¥						289,733
Ordinary shares oblige (in Shares)					5,778,645,800
Great Alliance Coliving Limited. and Beautiful House [Member] | Apartment Rental Agreements [Member]
Contingent Liabilities for Payable for Asset Acquisition [Line Items]
Fair value | ¥						¥ 289,591
Great Alliance Coliving Limited. and Beautiful House [Member] | Trademarks [Member]
Contingent Liabilities for Payable for Asset Acquisition [Line Items]
Fair value | $							$ 86,900
Ordinary Shares [Member]
Contingent Liabilities for Payable for Asset Acquisition [Line Items]
Ordinary shares redeemable (in Shares)					5,778,645,800
Redeemable price per share (in Dollars per share) | $ / shares					$ 0.004015
Ordinary shares subject to make-whole cash-settled provision (in Shares)						5,778,645,800	5,778,645,800
Shares subject to redemption (in Shares)						2,086,074,900		2,086,074,900
Ordinary shares fall in collection of liability (in Shares)						5,778,645,800		5,778,645,800
Ordinary Shares [Member] | Great Alliance Coliving Limited. and Beautiful House [Member]
Contingent Liabilities for Payable for Asset Acquisition [Line Items]
Share issued (in Shares)					18,637,585,000
Price per share (in Dollars per share) | $ / shares					$ 0.004014
Class A Ordinary Shares [Member] | Great Alliance Coliving Limited. and Beautiful House [Member]
Contingent Liabilities for Payable for Asset Acquisition [Line Items]
Share issued (in Shares)			12,858,939,200	12,858,939,200
Great Alliance Coliving Limited. and Beautiful House [Member]
Contingent Liabilities for Payable for Asset Acquisition [Line Items]
Consideration amount			¥ 205,306	$ 29,000
Total value			¥ 289,733	$ 42,673
Contingent liabilities | ¥						¥ 495,039